Shares (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule of common shares issued and outstanding
Issued and outstanding:

	Voting common shares	Treasury shares	Common shares outstanding, net of treasury shares
Issued and outstanding at December 31, 2014	34,923,916	(589,892)	34,334,024
Issued upon exercise of stock options (note 21(b))	30,080	—	30,080
Purchase of treasury shares for settlement of certain equity classified stock-based compensation	—	(687,314)	(687,314)
Settlement of certain equity classified stock-based compensation	—	20,403	20,403
Retired through Share Purchase Program (note 17(c))	(1,803,715)	—	(1,803,715)
Issued and outstanding at December 31, 2015	33,150,281	(1,256,803)	31,893,478
Issued upon exercise of stock options (note 21(b))	102,040	—	102,040
Purchase of treasury shares for settlement of certain equity classified stock-based compensation	—	(1,043,998)	(1,043,998)
Settlement of certain equity classified stock-based compensation	—	87,554	87,554
Retired through Share Purchase Programs (note 17(c))	(2,733,414)	—	(2,733,414)
Issued and outstanding at December 31, 2016	30,518,907	(2,213,247)	28,305,660

Schedule of net (loss) income per share
Net loss per share

Year ended December 31,	2016	2015
Net loss	$(445)	$(7,470)

Weighted average number of common shares (no dilutive effect)	29,965,899	32,758,088

Basic per share information (No dilutive effect)
Net loss	$(0.01)	(0.23)